UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2013

1.811316.109

GVP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 6.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.7%
U.S. Treasury Notes
1/31/14 to 9/30/14
(Cost $1,983,051)	0.10 to 0.18%	$ 1,973,460	$ 1,983,051
Government Agency Debt - 41.6%

Federal Agencies - 41.6%
Fannie Mae
2/24/14 to 8/5/15	0.11 to 0.20 (b)	948,844	949,287
Federal Farm Credit Bank
1/13/15	0.16 (b)	50,000	49,990
1/13/15	0.16 (b)	47,000	46,990
8/12/14 to 1/12/15	0.14 to 0.16 (b)	563,000	562,947
Federal Home Loan Bank
1/23/14 to 12/11/15	0.07 to 0.25 (b)	9,273,940	9,275,054
Freddie Mac
2/28/14 to 10/16/15	0.12 to 0.21 (b)	1,425,913	1,425,859
TOTAL GOVERNMENT AGENCY DEBT (Cost $12,310,127)			12,310,127
Government Agency Repurchase Agreement - 38.9%
	Maturity Amount (000s)
In a joint trading account at 0.02% dated 12/31/13 due 1/2/14:
(Collateralized by U.S. Government Obligations) #	$ 4,949,411	4,949,406
(Collateralized by U.S. Government Obligations) #	560,622	560,621
With:
BNP Paribas Securities Corp. at 0.07%, dated:
11/4/13 due 1/6/14 (Collateralized by U.S. Government Obligations valued at $280,832,095, 3% - 4.5%, 1/1/27 - 5/1/43)	275,328	275,294
11/7/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $51,103,880, 2.5% - 5%, 10/1/20 - 7/1/43)	50,006	50,000
Citibank NA at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at:
$249,900,555, 1.9% - 11.5%, 6/1/14 - 9/1/50)	245,002	245,000
$92,821,044, 0.75% - 5%, 11/25/14 - 6/21/22)	91,001	91,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse Securities (U.S.A.) LLC at:
0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Treasury Obligations valued at $92,872,640, 0% - 6%, 3/27/14 - 6/20/39)	$ 91,001	$ 91,000
0.12%, dated 9/10/13 due 1/8/14 (Collateralized by U.S. Government Obligations valued at $141,162,988, 3.32% - 7.5%, 2/20/29 - 10/16/54)	137,055	137,000
Deutsche Bank Securities, Inc. at 0.04%, dated 12/30/13 due 1/6/14 (Collateralized by U.S. Treasury Obligations valued at $71,400,271, 1.63% - 8%, 8/1/14 - 5/15/44)	70,001	70,000
Goldman Sachs & Co. at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $46,920,105, 2.5% - 4.5%, 12/1/27 - 7/1/41)	46,000	46,000
ING Financial Markets LLC at 0.12%, dated:
11/25/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $422,113,509, 2.5% - 3.5%, 11/1/25 - 10/1/42)	413,868	413,785
12/4/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $100,213,530, 3.5% - 5%, 9/1/27 - 4/1/43)	98,257	98,237
12/16/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $169,686,902, 3.5% - 5.5%, 12/1/24 - 11/1/43)	166,382	166,347
Merrill Lynch, Pierce, Fenner & Smith at 0.07%, dated 11/12/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $280,527,817, 2.39% - 4.5%, 6/1/28 - 3/1/43)	275,033	275,000
Morgan Stanley & Co., Inc. at 0.04%, dated 12/30/13 due 1/6/14 (Collateralized by U.S. Government Obligations valued at $510,001,700, 0% - 6.16%, 5/2/14 - 10/1/43)	500,004	500,000
RBC Capital Markets Corp. at:
0.08%, dated 12/18/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $292,400,840, 1.75% - 6.5%, 3/1/19 - 12/15/43)	286,019	286,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at: - continued
0.1%, dated:
11/15/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $432,567,392, 1.16% - 5.5%, 12/25/18 - 12/1/43)	$ 423,443	$ 423,372
11/18/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $293,729,687, 2.38% - 7%, 4/1/25 - 1/1/44)	287,778	287,730
11/22/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $283,346,192, 2.5% - 5%, 10/1/22 - 1/1/44)	277,366	277,320
0.11%, dated:
12/5/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $283,820,921, 3% - 4.5%, 10/1/25 - 1/1/44)	278,309	278,232
12/6/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $280,987,280, 1.87% - 5.5%, 10/1/26 - 12/1/43)	275,530	275,455
12/16/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $450,868,120, 2% - 9.3%, 7/15/18 - 12/1/43)	442,102	441,979
UBS Securities LLC at 0.05%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $126,690,352, 0.97% - 238%, 9/15/21 - 5/25/42)	123,001	123,000
Wells Fargo Securities, LLC at:
0.12%, dated 11/12/13 due 2/14/14 (Collateralized by U.S. Government Obligations valued at $889,108,977, 0.47% - 10.5%, 1/25/14 - 8/25/45)	870,185	869,912

	Maturity Amount (000s)	Value (000s)
0.13%, dated:
11/15/13 due 2/13/14 (Collateralized by U.S. Government Obligations valued at $255,501,159, 0.45% - 6%, 4/1/15 - 1/1/44)	$ 250,081	$ 250,000
11/21/13 due 2/19/14 (Collateralized by U.S. Government Obligations valued at $51,153,758, 2% - 6%, 12/1/17 - 12/1/43)	50,016	50,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $11,531,690)		11,531,690
Treasury Repurchase Agreement - 13.3%

With:
BNP Paribas Securities Corp. at 0.06%, dated:
11/4/13 due 1/6/14 (Collateralized by U.S. Treasury Obligations valued at $510,599,581, 0.25% - 5%, 4/15/14 - 8/15/42)	500,053	500,000
11/5/13 due 1/6/14 (Collateralized by U.S. Treasury Obligations valued at $459,044,401, 0.25% - 7.88%, 11/15/14 - 11/15/22)	450,047	450,000
Federal Reserve Bank of New York at 0.03%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $3,000,005,021, 2.13%, 8/15/21)	3,000,005	3,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,950,000)		3,950,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $29,774,868)		29,774,868
NET OTHER ASSETS (LIABILITIES) - (0.5)		(156,725)
NET ASSETS - 100%		$ 29,618,143
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,949,406,000 due 1/02/14 at 0.02%
BNP Paribas Securities Corp.	$ 178,889
Bank of America NA	1,073,333
Barclays Capital, Inc.	536,668
Citibank NA	655,927
Credit Agricole CIB New York Branch	834,816
Credit Suisse Securities (USA) LLC	35,778
Deutsche Bank Securities, Inc.	95,408
HSBC Securities (USA), Inc.	298,149
ING Financial Markets LLC	262,371
J.P. Morgan Securities, Inc.	82,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	81,240
Morgan Stanley & Co., Inc.	281,224
RBC Capital Markets Corp.	47,704
Societe Generale	157,423
UBS Securities LLC	35,778
Wells Fargo Securities LLC	292,126
$ 4,949,406
$560,621,000 due 1/02/14 at 0.02%
BNP Paribas Securities Corp.	$ 413,035
Merrill Lynch, Pierce, Fenner & Smith, Inc.	51,629
Wells Fargo Securities LLC	95,957
$ 560,621
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $29,774,868,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2013

1.811325.109

TRES-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 44.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Notes
1/15/14	0.08 to 0.10%	$ 549,866	$ 549,708
U.S. Treasury Obligations - 40.6%
U.S. Treasury Bills
1/16/14 to 5/29/14	0.08 to 0.14	1,280,362	1,280,011
U.S. Treasury Notes
1/15/14 to 11/15/14	0.05 to 0.20	4,211,530	4,228,905
			5,508,916
TOTAL TREASURY DEBT (Cost $6,058,624)			6,058,624
Treasury Repurchase Agreement - 55.3%
	Maturity Amount (000s)
In a joint trading account at:
0.01% dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations) #	$ 447,125	447,125
0.02% dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations) #	826,843	826,842
With:
Barclays Capital, Inc. at:
0.01%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $1,019,528,276, 0.25% - 0.63%, 7/31/15 - 11/30/17)	1,000,001	1,000,000
0.03%, dated 12/27/13 due 1/3/14 (Collateralized by U.S. Treasury Obligations valued at $364,120,424, 0.38% - 3.25%, 1/31/15 - 8/31/18)	356,981	356,979
0.06%, dated 11/14/13 due 1/7/14 (Collateralized by U.S. Treasury Obligations valued at $292,736,487, 0.25% - 4.5%, 12/31/14 - 2/15/36)	286,873	286,844

	Maturity Amount (000s)	Value (000s)
0.07%, dated 10/29/13 due 1/31/14 (Collateralized by U.S. Treasury Obligations valued at $368,347,637, 0.5% - 5.13%, 11/15/15 - 8/31/20)	$ 361,138	$ 361,072
BNP Paribas Securities Corp. at:
0.06%, dated:
10/23/13 due 1/7/14 (Collateralized by U.S. Treasury Obligations valued at $220,107,392, 0.25% - 4.25%, 5/31/15 - 2/15/21)	215,798	215,766
11/4/13 due 1/6/14 (Collateralized by U.S. Treasury Obligations valued at $292,848,589, 0.25% - 2.75%, 3/31/14 - 6/30/20)	286,711	286,681
0.07%, dated 11/12/13 due 1/7/14 (Collateralized by U.S. Treasury Obligations valued at $733,008,684, 0% - 6.75%, 4/17/14 - 2/15/40)	718,686	718,560
Federal Reserve Bank of New York at 0.03%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $3,000,005,074, 4.25%, 5/15/39)	3,000,005	3,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $7,499,869)		7,499,869
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,558,493)		13,558,493
NET OTHER ASSETS (LIABILITIES) - 0.1%		18,229
NET ASSETS - 100%		$ 13,576,722
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$447,125,000 due 1/02/14 at 0.01%
BNP Paribas Securities Corp.	$ 63,205
Barclays Capital, Inc.	225,731
Merrill Lynch, Pierce, Fenner & Smith, Inc.	158,189
$ 447,125
$826,842,000 due 1/02/14 at 0.02%
Deutsche Bank Securities, Inc.	$ 220,775
Societe Generale	296,981
Wells Fargo Securities LLC	309,086
$ 826,842
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $13,558,493,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2013

1.811334.109

TAX-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.9%
	Principal Amount (000s)	Value (000s)
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.04% 1/2/14, VRDN (c)	$ 3,800	$ 3,800
Series 1995 C, 0.05% 1/2/14, VRDN (c)	3,000	3,000
Series 1995 D, 0.05% 1/2/14, VRDN (c)	2,180	2,180
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.02% 1/2/14, VRDN (c)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 1/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.04% 1/2/14, VRDN (c)	1,400	1,400
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,855	15,855
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.04% 1/2/14, VRDN (c)	5,300	5,300
		48,085
Arizona - 1.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.05% 1/7/14, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (c)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.06% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Series Putters 3307, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600

	Principal Amount (000s)	Value (000s)
Series ROC II R 11980 X, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 3,030	$ 3,030
Series WF 09 40C, 0.1% 1/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,300	2,300
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.09% 1/7/14, LOC Fannie Mae, VRDN (c)	2,350	2,350
		22,980
Arkansas - 0.2%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 1/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	6,000	6,000
California - 1.0%
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 1/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	8,500	8,500
Series RBC O 4, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,500	2,500
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.11% 1/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.08% 1/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,500	7,500
		23,480
Colorado - 1.3%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Series EGL 07 0040, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,700	11,700
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,800	1,800
		30,900
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.08% 1/7/14, LOC Freddie Mac, VRDN (c)	$ 3,525	$ 3,525
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 1/7/14, LOC Bank of America NA, VRDN (c)	1,655	1,655
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.04% 1/7/14, LOC PNC Bank NA, VRDN (c)	1,920	1,920
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
		15,755
Florida - 3.3%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	20,225	20,225
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,505	2,505
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.04% 1/7/14, LOC Fannie Mae, VRDN (c)	1,700	1,700
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 0.05% 1/7/14, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
North Broward Hosp. District Rev. Series 2005 A:
0.05% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	200	200
0.05% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,700	7,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.06% 1/7/14, LOC Northern Trust Co., VRDN (c)	2,500	2,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 1/7/14, LOC Bank of America NA, VRDN (c)	2,700	2,700

	Principal Amount (000s)	Value (000s)
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.06% 1/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 8,600	$ 8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 1/7/14, LOC Northern Trust Co., VRDN (c)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.07% 1/7/14, LOC Bank of America NA, VRDN (c)	16,735	16,735
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.11% 1/7/14, LOC Bank of America NA, VRDN (c)	2,200	2,200
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,475	5,475
		79,065
Georgia - 0.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Series 2005 B, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.07% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	2,600	2,600
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.07% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	12,375	12,375
		18,275
Illinois - 6.0%
Chicago Gen. Oblig.:
Series 2005 D2, 0.04% 1/2/14, LOC Northern Trust Co., VRDN (c)	2,200	2,200
Series 2007 E, 0.04% 1/2/14, LOC Barclays Bank PLC, VRDN (c)	3,200	3,200
Series 2007 F, 0.04% 1/2/14, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 1/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	21,075	21,075
Series 2004 A2, 0.1% 1/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	20,265	20,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,200	$ 1,200
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
(Spertus Institute of Jewish Studies Proj.) 0.07% 1/7/14, LOC Northern Trust Co., VRDN (c)	8,900	8,900
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	8,500	8,500
Participating VRDN:
Series BC 11 16B, 0.08% 1/7/14 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series Putters 3174, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,130	1,130
Series Putters 3302, 0.04% 1/2/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,695	4,695
Series Putters 3378, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2011 B, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	9,450	9,450
Illinois Gen. Oblig. Series 2003 B, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.06% 1/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3216, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000	10,000
Series MS 3219, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	15,000	15,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	10,580	10,580
		144,735

	Principal Amount (000s)	Value (000s)
Indiana - 0.7%
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.05% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,555	$ 11,555
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.04% 1/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,130	6,130
		17,685
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.06% 1/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Kentucky - 0.7%
Louisville & Jefferson County Series 2013 C, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (c)	16,000	16,000
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2005, 0.02% 1/2/14, VRDN (c)	2,600	2,600
Series 2007, 0.02% 1/2/14, VRDN (c)	8,850	8,850
Series 2008 B, 0.02% 1/2/14, VRDN (c)	11,200	11,200
(C-Port LLC Proj.) Series 2008, 0.08% 1/7/14, LOC Bank of America NA, VRDN (c)	2,900	2,900
		25,550
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 1/7/14, LOC Bank of America NA, VRDN (c)	1,600	1,600
Participating VRDN Series Putters 4424, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		12,385
Massachusetts - 3.9%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 0.09% 1/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	66,850	66,850
Series Putters 4320, 0.04% 1/2/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,600	9,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 10,000	$ 10,000
Series EGL 07 0092, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
		94,080
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.05% 1/7/14, LOC Bank of America NA, VRDN (c)	22,400	22,400
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.08% 1/2/14, LOC JPMorgan Chase Bank, VRDN (c)	300	300
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.08% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		29,320
Minnesota - 0.0%
St. Anthony Multi-Family Rev. (Autumn Woods Proj.) 0.05% 1/7/14, LOC Fannie Mae, VRDN (c)	1,015	1,015
Mississippi - 2.8%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.02% 1/2/14, VRDN (c)	30,715	30,715
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.02% 1/2/14 (Chevron Corp. Guaranteed), VRDN (c)	25,850	25,850
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.07% 1/7/14, LOC Bank of America NA, VRDN (c)	10,150	10,150
		66,715
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A2, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
Series 2008 B1, 0.04% 1/2/14, LOC Barclays Bank PLC, VRDN (c)	2,535	2,535

	Principal Amount (000s)	Value (000s)
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.04% 1/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	$ 2,025	$ 2,025
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 47, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,500	1,500
		8,660
Nebraska - 0.1%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.03% 1/2/14, LOC JPMorgan Chase Bank, VRDN (c)	2,360	2,360
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,345	5,345
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,670	12,670
		18,015
New Mexico - 0.1%
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
New York - 5.6%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.07% 1/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,240	6,240
New York City Gen. Oblig.:
Series 2008 J6, 0.05% 1/2/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
Series 2012 G, 0.01% 1/2/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	6,400	6,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11916, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,240	1,240
Series 2009 BB1, 0.04% 1/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,400	9,400
Series 2009 BB2, 0.05% 1/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,400	4,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 DD-1, 0.03% 1/2/14 (Liquidity Facility TD Banknorth, NA), VRDN (c)	$ 2,200	$ 2,200
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.08% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series ROC II R 14022, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,185	2,185
Series 2001 B, 0.05% 1/2/14 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	7,000	7,000
Series 2003 1D, 0.04% 1/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,530	10,530
Series 2003 A4, 0.03% 1/2/14 (Liquidity Facility TD Banknorth, NA), VRDN (c)	25,680	25,680
Series 2003 C4, 0.04% 1/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,650	3,650
Series 2013 C4, 0.02% 1/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,000	4,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.08% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. Series 2009 B, 0.04% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 1/7/14, LOC Bank of America NA, VRDN (c)	4,400	4,400
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
		135,035

	Principal Amount (000s)	Value (000s)
North Carolina - 2.6%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 2,730	$ 2,730
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.06% 1/7/14, LOC Bank of America NA, VRDN (c)	3,455	3,455
(High Point Univ. Rev.) Series 2006, 0.07% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900
Series EGL 07 0015, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Series 2009 C, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,605	5,605
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 1/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.06% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
		61,765
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.06% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,800	$ 9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.06% 1/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,190	5,190
		14,990
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Pennsylvania - 1.0%
Chester County Health & Ed. Auth. Rev. 0.06% 1/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	7,465	7,465
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.02% 1/2/14, LOC JPMorgan Chase Bank, VRDN (c)	3,210	3,210
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.04% 1/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series RBC E 45, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
		24,085
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 1/7/14, LOC TD Banknorth, NA, VRDN (c)	1,205	1,205
(Rhode Island School of Design Proj.) Series 2008 A, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,700	1,700
		2,905
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.02% 1/2/14, LOC Wells Fargo Bank NA, VRDN (c)	7,900	7,900

	Principal Amount (000s)	Value (000s)
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,400	$ 4,400
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,795	1,795
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Newberry College Proj.) Series 2008, 0.07% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	11,095	11,095
		25,190
Tennessee - 0.2%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.07% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 1/7/14, LOC Bank of America NA, VRDN (c)	2,885	2,885
Series 2005, 0.06% 1/2/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
		5,485
Texas - 8.8%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,120	10,120
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,090	10,090
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,455	3,455
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,930	18,930
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,835	14,835
Series Putters 3742, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.03% 1/2/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 8,685	$ 8,685
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.09% 1/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Series ROC II R 10360, 0.06% 1/2/14 (Liquidity Facility Citibank NA) (c)(f)	28,695	28,695
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.08% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Judson Independent School District Participating VRDN Series DB 423, 0.12% 1/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	650	650
Leander Independent School District Participating VRDN Series BC 10 28W, 0.08% 1/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.06% 1/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.08% 1/7/14 (Liquidity Facility Bank of America NA) (c)(f)	5,460	5,460
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.07% 1/7/14 (Total SA Guaranteed), VRDN (c)	4,100	4,100
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 18, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,200	2,200

	Principal Amount (000s)	Value (000s)
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,500	$ 4,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)(c)	1,300	1,300
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.08% 1/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
0.08% 1/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,575	4,575
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.05% 1/7/14, LOC Bank of America NA, VRDN (c)	600	600
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.04% 1/7/14, LOC Freddie Mac, VRDN (c)	1,300	1,300
		211,380
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,710	2,710
Virginia - 0.9%
Albemarle County Indl. Dev. Auth. 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,795	2,795
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.04% 1/2/14, LOC Bank of America NA, VRDN (c)	1,725	1,725
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	8,270	8,270
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.07% 1/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,350	3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.06% 1/7/14, LOC Bank of New York, New York, VRDN (c)	2,800	2,800
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.06% 1/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,865	2,865
		21,805
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - 2.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,280	$ 7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,315	3,315
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.08% 1/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,304	18,304
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 1/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	11,930	11,930
Series Putters 3539, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 1/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	6,250	6,250
(The Cambridge Apts. Proj.) Series 2009, 0.05% 1/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
(Willow Tree Grove Apts. Proj.) Series 2011, 0.04% 1/7/14, LOC Freddie Mac, VRDN (c)	4,900	4,900
		60,009
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.06% 1/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	15,800	15,800
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.08% 1/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,545	1,545

	Principal Amount (000s)	Value (000s)
Wyoming - 0.5%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.02% 1/2/14 (Chevron Corp. Guaranteed), VRDN (c)	$ 11,800	$ 11,800
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,290,179)		1,290,179
Other Municipal Debt - 38.0%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	500	500
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	8,800	8,832
Anchorage Gen. Oblig. Series 2013 B1, 0.15% 1/7/14, LOC JPMorgan Chase Bank, CP	2,000	2,000
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	1,700	1,707
		12,539
Arizona - 0.8%
Phoenix Civic Impt. Corp. Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	5,500	5,500
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	1,400	1,412
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.13% 4/1/14, LOC Royal Bank of Canada, CP	5,500	5,500
0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	6,400	6,400
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds Series 2009 B, 3% 1/1/14	1,000	1,000
		19,812
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	1,170	1,196
California - 7.3%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	4,100	4,100
California Gen. Oblig.:
Bonds 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,200	2,209
RAN:
Series 2013 A1, 2% 5/28/14	28,650	28,856
Series 2013 A2, 2% 6/23/14	27,700	27,932
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	$ 8,200	$ 8,243
Los Angeles County Gen. Oblig. TRAN:
2% 2/28/14	12,300	12,336
2% 6/30/14	17,800	17,959
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 4/8/14 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	2,200	2,206
2% 5/1/14	17,600	17,706
2% 6/26/14	19,900	20,074
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,400	1,400
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	4,900	4,926
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	2,000	2,018
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,100	3,100
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	1,700	1,703
Series 2013 A2, 2% 6/30/14	2,700	2,724
San Francisco City & County Gen. Oblig. Bonds Series 2013 B, 4% 6/15/14	1,890	1,923
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	1,600	1,614
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	3,800	3,825
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	4,300	4,323
		175,177
Colorado - 1.9%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14 (b)	11,600	11,704
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	18,500	18,573
Denver City & County Wtr. Bonds Series PZ 232, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	16,230	16,230
		46,507
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	500	500
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	3,000	3,040

	Principal Amount (000s)	Value (000s)
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	$ 10,200	$ 10,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.12% 3/10/14, LOC JPMorgan Chase Bank, CP	1,300	1,300
0.13% 2/11/14, LOC JPMorgan Chase Bank, CP	2,200	2,200
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	1,900	1,900
0.13% 3/4/14, LOC JPMorgan Chase Bank, CP	2,700	2,700
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	4,600	4,600
		25,940
Florida - 1.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/3/14, LOC Bank of America NA, CP mode	1,900	1,900
Florida Board of Ed. Lottery Rev. Bonds:
Series 2007 B, 5% 7/1/14	1,000	1,024
Series 2010 F, 5% 7/1/14	1,200	1,228
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	1,500	1,513
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,255	7,255
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A:
4.25% 7/1/14	1,065	1,086
5% 7/1/14	605	619
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.11% 2/5/14, LOC JPMorgan Chase Bank, CP	5,057	5,057
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A, 0.1% 1/9/14, LOC State Street Bank & Trust Co., Boston, CP	1,300	1,300
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 25 Issue 2, 4% 10/1/14	1,800	1,851
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.16%, tender 7/29/14 (c)	1,900	1,900
		24,733
Georgia - 0.4%
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	6,620	6,620
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
		8,320
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	$ 2,100	$ 2,159
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	11,100	11,199
Illinois - 0.5%
Illinois Fin. Auth. Ed. Rev.:
Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	1,600	1,600
0.11% 2/6/14, LOC PNC Bank NA, CP	3,000	3,000
Illinois Fin. Auth. Rev. Bonds (Palos Cmnty. Hosp. Proj.) Series 2010 C, 0.12% tender 2/11/14, CP mode	1,600	1,600
Illinois Sales Tax Rev. Bonds:
Series 2010, 5% 6/15/14	2,745	2,804
Series 2013, 2% 6/15/14	2,900	2,924
		11,928
Indiana - 1.2%
Indiana Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 D2, 0.1% tender 3/12/14, CP mode	7,700	7,700
Series 2008 D2, Bonds (Trinity Health Sys. Proj.) 0.1% tender 4/3/14, CP mode	3,200	3,200
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	18,600	18,600
		29,500
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.29% 9/1/14 (c)	2,600	2,604
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	4,200	4,200
Series 258, 0.5% 10/15/14	4,600	4,604
		11,408
Maryland - 0.7%
Baltimore County Gen. Oblig.:
Bonds Series 2011, 4% 2/1/14	5,000	5,016
Series 2011:
0.09% 1/6/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
0.09% 2/11/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,850	1,850
0.09% 2/11/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,638	4,638
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 3/3/14 (c)	1,700	1,700
		17,267

	Principal Amount (000s)	Value (000s)
Michigan - 1.0%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.12%, tender 7/29/14 (c)	$ 9,700	$ 9,700
0.12%, tender 7/29/14 (c)	4,715	4,715
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 2/5/14, CP mode	6,970	6,970
0.13% tender 2/5/14, CP mode	1,800	1,800
		23,185
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 D, 5% 8/1/14	1,375	1,413
Missouri - 0.1%
Curators of the Univ. of Missouri Series 2013 A, 0.08% 1/17/14, CP	1,500	1,500
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 7/29/14 (c)	1,200	1,200
		2,700
Nebraska - 1.9%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.11% 3/5/14, CP	10,100	10,100
0.12% 2/3/14, CP	6,350	6,350
0.12% 2/6/14, CP	10,500	10,500
0.12% 2/10/14, CP	1,600	1,600
0.12% 3/3/14, CP	1,500	1,500
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.11% 3/10/14, CP	7,700	7,700
0.13% 3/4/14, CP	7,000	7,000
		44,750
Nevada - 0.2%
Clark County School District Bonds Series 2013 B, 3% 6/15/14	1,400	1,417
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	3,000	3,000
		4,417
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	1,300	1,313
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Bonds Series WF 11-21C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 1,000	$ 1,000
New York Pwr. Auth. Series 2, 0.09% 1/9/14, CP	4,195	4,195
		5,195
North Carolina - 0.1%
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	1,000	1,008
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	1,000	1,016
Wake County Gen. Oblig. Bonds Series 2013 A, 3% 5/1/14	1,280	1,292
		3,316
Ohio - 2.0%
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	1,150	1,150
Franklin County Rev. Bonds Series 2013 OH, 0.11%, tender 5/21/14 (c)	5,000	5,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.14% tender 5/5/14, CP mode	15,000	15,000
0.15% tender 2/6/14, CP mode	13,450	13,450
Series 2008 B6, 0.13% tender 5/19/14, CP mode	9,200	9,200
Series 2008 B5, 0.14% tender 3/6/14, CP mode	5,000	5,000
		48,800
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.12% 2/11/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.12% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		5,500
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	1,400	1,400
Oregon Gen. Oblig. TAN Series 2013 A, 1.5% 7/31/14	12,100	12,192
		13,592

	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	$ 4,100	$ 4,112
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	1,100	1,110
		5,222
South Carolina - 0.3%
Charleston County School District:
BAN 1% 5/8/14	1,600	1,604
TAN 5% 4/1/14 (b)	2,100	2,125
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/14	1,330	1,351
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,200	1,200
		6,280
Texas - 9.7%
Arlington Independent School District Bonds:
Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,750	2,766
Series 2011 A, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,012
Austin Elec. Util. Sys. Rev. Series 2013 A, 0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,100	3,100
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2013, 2% 10/1/14	1,340	1,358
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,574	10,574
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.26% 6/1/14 (c)	2,000	2,001
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,115	8,115
Series 2013 D:
0.13% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	7,630	7,630
0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
TAN Series 2013, 1% 2/28/14	1,700	1,702
Harris County Metropolitan Trans. Auth.:
Series 2011 A1:
0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
0.15% 2/20/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2013 A3:
0.17% 3/20/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 5,000	$ 5,000
0.17% 3/27/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	4,300	4,338
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.11% 4/1/14, CP	4,980	4,980
Houston Util. Sys. Rev. Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	1,500	1,500
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,300	1,300
Klein Independent School District Bonds Series WF 11 51 C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,000	5,000
Lower Colorado River Auth. Rev.:
0.11% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,900	1,900
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Pasadena Independent School District Bonds Series 2008, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,350	1,358
Spring Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,000	1,006
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.19%, tender 7/29/14 (c)	6,200	6,200
Series 2013 B, 0.15%, tender 7/29/14 (c)	900	900
Texas A&M Univ. Rev.:
Bonds Series 2008, 5% 5/15/14	1,000	1,018
Series 1993 B, 0.1% 3/7/14, CP	1,900	1,900
Texas Gen. Oblig.:
Bonds Series 2013, 2% 10/1/14	3,810	3,862
TRAN Series 2013, 2% 8/28/14	66,000	66,779
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.12% 3/17/14, LOC Barclays Bank PLC, CP	1,000	1,000

	Principal Amount (000s)	Value (000s)
0.12% 3/17/14, LOC Barclays Bank PLC, CP	$ 4,500	$ 4,500
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	1,000	1,024
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.08% 1/28/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
0.09% 1/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000	4,000
0.09% 1/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.09% 1/17/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.1% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,283	1,283
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.12% 1/14/14, LOC Bank of America NA, CP	6,300	6,300
		231,706
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.12% 2/12/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,530	5,530
Utah Gen. Oblig. Bonds Series 2004 A, 5% 7/1/14	3,300	3,378
		10,108
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 7/29/14 (c)	2,800	2,800
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.12% 2/18/14, CP	15,000	15,000
		17,800
Washington - 1.6%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,023
Series 2005 A, 5% 7/1/14	2,575	2,637
Series 2008 A, 5% 7/1/14	1,150	1,177
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2011 A, 5% 2/1/14	2,000	2,008
Washington Gen. Oblig. Bonds:
Series 2005 B, 4% 1/1/14	1,900	1,900
Series 2007 D, 4.5% 1/1/14	1,000	1,000
Series 2014 B, 2% 8/1/14	2,915	2,946
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds: - continued
Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 24,220	$ 24,220
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,300	1,300
		38,211
Wisconsin - 2.0%
Milwaukee School District RAN 2% 6/30/14	7,900	7,971
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/14	1,285	1,308
Series 2006 I, 5.25% 5/1/14	2,750	2,796
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	1,341	1,341
Series 2013 A:
0.09% 1/17/14 (Liquidity Facility Bank of New York, New York), CP	1,700	1,700
0.1% 4/4/14 (Liquidity Facility Bank of New York, New York), CP	1,410	1,410
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 7/29/14 (c)	1,270	1,270
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.1% tender 3/5/14, CP mode	900	900
Wisconsin Trans. Rev.:
Series 1997 A, 0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,489	13,489

	Principal Amount (000s)	Value (000s)
Series 2006 A:
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 12,700	$ 12,700
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
		46,595
TOTAL OTHER MUNICIPAL DEBT (Cost $908,788)		908,788
Investment Company - 5.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.04% (d)(e) (Cost $123,553)	123,553,000	123,553
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $2,322,520)		2,322,520
NET OTHER ASSETS (LIABILITIES) - 3.0%		71,245
NET ASSETS - 100%		$ 2,393,765
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,950,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,029,000 or 3.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	(000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 500
Denver City & County Wtr. Bonds Series PZ 232, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 11/21/13	$ 16,230
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 11/29/12	$ 7,255
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	7/2/10 - 2/13/12	$ 6,620
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 11/21/13	$ 10,574
Security	Acquisition Date	(000s)
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 1,300
Klein Independent School District Bonds Series WF 11 51 C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	9/28/11	$ 5,000
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
New York City Transitional Fin. Auth. Rev. Bonds Series WF 11-21C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	9/15/11	$ 1,000
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 5,530
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/26/09 - 11/30/12	$ 24,220
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	5/9/13	$ 1,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 70
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $2,322,520,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2013

1.811317.109

MMP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.7%
Citibank NA
2/3/14 to 5/20/14	0.21 to 0.31%	$ 3,045,000	$ 3,045,000
Wells Fargo & Co.
3/12/14	0.19 (c)	163,000	163,000
Wells Fargo Bank NA
5/6/14	0.20	166,000	166,000
			3,374,000
London Branch, Eurodollar, Foreign Banks - 3.1%
Commonwealth Bank of Australia
3/20/14	0.20	98,000	98,000
Mizuho Corporate Bank Ltd.
3/5/14	0.28	152,000	151,926
National Australia Bank Ltd.
2/21/14 to 4/8/14	0.19 to 0.25 (c)	1,982,000	1,982,000
			2,231,926
New York Branch, Yankee Dollar, Foreign Banks - 31.1%
Bank of Montreal Chicago CD Program
1/6/14 to 9/12/14	0.18 to 0.21 (c)	906,000	906,000
Bank of Nova Scotia
1/3/14 to 6/10/14	0.20 to 0.29 (c)	1,582,000	1,582,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/10/14 to 5/20/14	0.25 (c)	3,415,000	3,415,000
BNP Paribas New York Branch
3/13/14 to 4/14/14	0.25	875,000	875,000
Canadian Imperial Bank of Commerce
6/2/14 to 9/12/14	0.22 to 0.29 (c)	1,207,000	1,207,000
Credit Suisse AG
2/10/14 to 7/9/14	0.30 to 0.32 (c)	1,532,000	1,532,000
Deutsche Bank AG New York Branch
2/27/14	0.22	1,075,000	1,075,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	73,000	73,000
Mizuho Corporate Bank Ltd.
1/23/14 to 5/2/14	0.25	2,194,000	2,194,000
Natexis Banques Populaires New York Branch
2/4/14 to 2/10/14	0.24	1,128,000	1,128,000
Nordea Bank AB
4/14/14	0.20	671,000	671,000
Royal Bank of Canada
4/7/14 to 6/3/14	0.17 to 0.25 (c)	507,000	507,000
Skandinaviska Enskilda Banken
3/20/14	0.24	254,000	254,000
Sumitomo Mitsui Banking Corp.
1/2/14 to 6/16/14	0.22 to 0.31 (c)	3,577,000	3,576,998
Sumitomo Mitsui Trust Banking Ltd.
2/4/14 to 5/5/14	0.26 to 0.27	1,623,000	1,623,000
Toronto-Dominion Bank
2/18/14 to 9/10/14	0.21 to 0.25	779,000	779,000

	Yield (a)	Principal Amount (000s)	Value (000s)
UBS AG
4/30/14 to 7/11/14	0.26 to 0.29% (c)	$ 980,000	$ 980,000
			22,377,998
TOTAL CERTIFICATE OF DEPOSIT (Cost $27,983,924)			27,983,924
Financial Company Commercial Paper - 8.5%

Bank of Nova Scotia
1/23/14	0.18	538,000	537,941
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/5/14	0.24	52,000	51,988
Barclays U.S. Funding Corp.
3/20/14	0.23	268,000	267,866
BNP Paribas Finance, Inc.
2/4/14 to 4/4/14	0.22 to 0.25	1,035,000	1,034,544
Commonwealth Bank of Australia
1/8/14	0.17	98,000	97,997
Credit Suisse AG
4/1/14 to 4/7/14	0.28	372,000	371,734
DNB Bank ASA
1/13/14 to 1/21/14	0.22	498,000	497,952
General Electric Capital Corp.
4/30/14 to 5/5/14	0.22	300,000	299,779
JPMorgan Chase & Co.
2/3/14 to 3/7/14	0.27 (c)	762,000	762,000
JPMorgan Securities LLC
5/23/14	0.30	700,000	699,172
Nationwide Building Society
1/3/14	0.23	61,000	60,999
Skandinaviska Enskilda Banken AB
3/14/14 to 3/26/14	0.24	887,000	886,551
Swedbank AB
2/5/14 to 2/14/14	0.24	495,000	494,868
Toronto Dominion Holdings (U.S.A.)
2/18/14	0.25	20,000	19,993
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $6,083,384)			6,083,384
Asset Backed Commercial Paper - 0.4%

Ciesco LP (Citibank NA Guaranteed)
2/3/14	0.31 (b)	152,000	151,957
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/9/14	0.20	172,000	171,992
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $323,949)			323,949
Other Commercial Paper - 0.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
PNC Bank NA
4/17/14 to 5/21/14	0.27%	$ 197,000	$ 197,000
The Coca-Cola Co.
5/1/14 to 5/2/14	0.19	142,000	141,910
Toyota Motor Credit Corp.
3/12/14	0.20 (c)	245,000	245,000
TOTAL OTHER COMMERCIAL PAPER (Cost $583,910)			583,910
Treasury Debt - 6.4%

U.S. Treasury Obligations - 6.4%
U.S. Treasury Bills
4/24/14 to 10/16/14	0.14 to 0.16	1,301,150	1,300,291
U.S. Treasury Notes
2/15/14 to 11/15/14	0.10 to 0.18	3,241,800	3,274,691
TOTAL TREASURY DEBT (Cost $4,574,982)			4,574,982
Other Note - 1.3%

Bank Notes - 0.4%
Bank of America NA
1/10/14	0.22	326,000	326,000
Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
6/13/14 to 6/27/14	0.27 to0.28 (b)(c)	618,000	618,000
TOTAL OTHER NOTE (Cost $944,000)			944,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/14
(Cost $67,000)	0.17 (c)	67,000	67,000
Government Agency Debt - 7.2%

Federal Agencies - 7.2%
Fannie Mae
9/11/14	0.15 (c)	422,000	421,942
Federal Home Loan Bank
2/21/14 to 1/9/15	0.08 to 0.25 (c)	2,831,000	2,830,821

	Yield (a)	Principal Amount (000s)	Value (000s)
Freddie Mac
6/26/15 to 10/16/15	0.15 to0.16% (c)	$ 1,903,000	$ 1,902,808
TOTAL GOVERNMENT AGENCY DEBT (Cost $5,155,571)			5,155,571
Other Instrument - 6.5%

Corporate Bonds - 0.5%
International Bank for Reconstruction & Development
1/15/14	0.10	346,000	345,987
Time Deposits - 6.0%
Australia & New Zealand Banking Group Ltd.
1/3/14	0.07	272,000	272,000
Canadian Imperial Bank of Commerce
1/2/14	0.01	300,000	300,000
Credit Agricole CIB
1/2/14	0.05	601,000	601,000
ING Bank NV
1/6/14	0.12	452,000	452,000
Natixis SA
1/6/14	0.14	2,445,000	2,445,000
Skandinaviska Enskilda Banken AB
1/2/14	0.01	279,000	279,000
			4,349,000
TOTAL OTHER INSTRUMENT (Cost $4,694,987)			4,694,987
Other Municipal Debt - 0.4%

Texas - 0.4%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $320,039)	316,300	320,039
Government Agency Repurchase Agreement - 14.5%
	Maturity Amount (000s)
In a joint trading account at 0.02% dated 12/31/13 due 1/2/14:
(Collateralized by U.S. Government Obligations) #	$ 8,615,354	8,615,345
(Collateralized by U.S. Government Obligations) #	396,609	396,609
With:
Citibank NA at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at:
$228,481,120, 0.5% - 2.66%, 4/29/16 - 9/6/23	224,002	224,000
$612,001,360, 4%, 11/20/43 - 12/20/43)	600,005	600,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (U.S.A.) LLC at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $230,725,466, 3.5% - 9.25%, 4/15/20 - 12/25/43)	$ 224,002	$ 224,000
Goldman Sachs & Co. at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $114,240,254, 3.5% - 4%, 10/1/26 - 6/1/42)	112,001	112,000
UBS Securities LLC at 0.05%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $309,000,859, 1.17% - 4.5%, 4/15/36 - 1/25/43)	300,003	300,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $10,471,954)		10,471,954
Treasury Repurchase Agreement - 4.2%

With Federal Reserve Bank of New York at 0.03%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $3,000,005,087, 2.13% - 3.63%, 2/15/20 - 8/15/21) (Cost $3,000,000)	3,000,005	3,000,000
Other Repurchase Agreement - 9.8%

Other Repurchase Agreement - 9.8%
With:
BNP Paribas Securities Corp. at:
0.28%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Government Obligations valued at $287,644,656, 0.88% - 10%, 4/15/16 - 6/20/43)	282,004	282,000
0.3%, dated 12/12/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $86,181,190, 0.88% - 7.75%, 9/12/14 - 6/27/44)	82,043	82,000
0.48%, dated 12/9/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $18,365,876, 6.45% - 8%, 6/15/21 - 11/1/31)	17,014	17,000

	Maturity Amount (000s)	Value (000s)
Citigroup Global Markets, Inc. at:
0.43%, dated 12/31/13 due 1/2/14 (Collateralized by Corporate Obligations valued at $331,554,093, 0% - 7.5%, 5/15/14 - 12/15/43)	$ 307,007	$ 307,000
0.85%, dated 10/18/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $103,866,048, 0% - 12%, 10/1/14 - 11/15/43)	96,204	96,000
0.87%, dated 11/26/13 due 2/24/14 (Collateralized by Equity Securities valued at $35,671,874)	33,072	33,000
0.98%, dated 11/21/13 due 4/7/14 (Collateralized by Mortgage Loan Obligations valued at $175,157,732, 0.5% - 8.22%, 11/12/14 - 4/7/52)	162,794	162,000
Credit Suisse Securities (U.S.A.) LLC at:
0.14%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $95,790,437, 0.52% - 3.5%, 12/16/25 - 5/20/60)	93,003	93,000
0.15%, dated 12/31/13 due 1/2/14 (Collateralized by Equity Securities valued at $536,777,314)	497,004	497,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Mortgage Loan Obligations valued at $68,143,094, 0.25% - 7.34%, 5/15/24 - 5/20/45)	63,102	63,000
10/15/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $135,186,133, 0.28% - 1.76%, 6/25/36 - 10/25/47)	125,193	125,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $67,059,805, 0.31% - 7.7%, 5/15/27 - 5/25/47)	62,221	62,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $67,052,760, 0.25% - 7.93%, 5/15/24 - 8/25/37)	62,221	62,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $68,117,767, 0.23% - 7.84%, 11/15/29 - 11/25/47)	63,222	63,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $204,317,315, 0.23% - 1.81%, 12/25/33 - 4/25/47)	189,663	189,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.71%, dated: - continued
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $139,388,701, 0.3% - 27.7%, 12/15/20 - 10/25/47)	$ 129,458	$ 129,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $27,089,561, 0.45% - 5.87%, 12/25/35 - 8/25/47)	25,094	25,000
ING Financial Markets LLC at 0.29%, dated 12/13/13 due 1/7/14 (Collateralized by Equity Securities valued at $61,569,924)	57,015	57,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 11/8/13 due 3/31/14 (Collateralized by Equity Securities valued at $70,705,081)	65,133	65,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $149,048,970)	137,363	137,000
0.59%, dated 12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $140,273,472, 1.37% - 6%, 5/15/14 - 5/1/27)	129,254	129,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $136,044,742, 1.5% - 5%, 11/1/14 - 4/1/31)	125,250	125,000
0.62%, dated:
10/8/13 due 3/31/14 (Collateralized by Corporate Obligations valued at $137,160,335, 2.5% - 5.75%, 3/15/15 - 1/15/30)	126,456	126,000
12/18/13 due 5/16/14 (Collateralized by Corporate Obligations valued at $139,166,449, 1.5% - 7.5%, 12/1/16 - 5/1/32)	128,328	128,000
J.P. Morgan Securities, Inc. at:
0.13%, dated 12/31/13 due 1/2/14 (Collateralized by Commercial Paper Obligations valued at $149,353,824, 3/27/14 - 7/1/14)	145,001	145,000
0.15%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $138,720,190, 3% - 6%, 3/1/14 - 12/1/43)	136,004	136,000

	Maturity Amount (000s)	Value (000s)
0.61%, dated:
10/29/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $137,307,053, 0.36% - 1.61%, 8/25/35 - 8/25/47)	$ 127,452	$ 127,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $147,000,265, 0.24% - 8.07%, 7/15/19 - 8/12/48)	136,277	136,000
0.62%, dated:
10/7/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $239,029,461, 0.25% - 38.79%, 8/25/20 - 5/25/46)	221,799	221,000
11/13/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $138,355,275, 0.28% - 2.53%, 4/25/35 - 9/25/47)	128,597	128,000
0.65%, dated 7/19/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $321,716,559, 0.31% - 7.5%, 4/25/29 - 5/25/47)	298,443	297,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated:
12/18/13 due 1/3/14 (Collateralized by U.S. Government Obligations valued at $331,691,784, 0.56% - 8%, 12/25/23 - 10/16/54)	322,033	322,000
12/24/13 due 1/3/14 (Collateralized by U.S. Government Obligations valued at $32,961,896, 2.25% - 3.5%, 11/15/39 - 4/15/42)	32,002	32,000
0.26%, dated 12/27/13 due 1/3/14 (Collateralized by Equity Securities valued at $354,255,372)	328,017	328,000
0.28%, dated 12/30/13 due 1/6/14 (Collateralized by Equity Securities valued at $540,018,857)	500,027	500,000
0.53%, dated 12/31/13 due:
1/2/14 (Collateralized by Corporate Obligations valued at $114,478,255, 0.25% - 4%, 9/20/19 - 8/15/56)	106,003	106,000
1/7/14 (Collateralized by Corporate Obligations valued at $143,084,691, 0.31% - 9.13%, 9/15/15 - 5/25/52) (c)(d)	133,014	133,000
0.73%, dated 12/10/13 due 2/7/14 (Collateralized by Equity Securities valued at $246,354,940)	228,273	228,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.85%, dated:
12/6/13 due 2/7/14 (Collateralized by Corporate Obligations valued at $70,693,717, 0.24% - 6%, 9/26/14 - 5/25/52)	$ 66,098	$ 66,000
12/16/13 due 2/7/14 (Collateralized by Corporate Obligations valued at $157,667,463, 0.39% - 10.79%, 9/1/14 - 5/25/52)	146,183	146,000
RBC Capital Markets Co. at:
0.24%, dated 12/27/13 due 1/3/14 (Collateralized by U.S. Government Obligations valued at $52,352,604, 2.5% - 6.43%, 12/1/25 - 11/25/43)	51,002	51,000
0.31%, dated 12/23/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $91,661,256, 2.28% - 9.67%, 7/25/22 - 11/20/43)	89,070	89,000
SG Americas Securities, LLC at:
0.18%, dated 12/31/13 due 1/2/14 (Collateralized by Corporate Obligations valued at $191,101,912, 0.63% - 8.75%, 1/13/14 - 12/5/43)	182,002	182,000
0.23%, dated 12/31/13 due 1/7/14 (Collateralized by Equity Securities valued at $72,360,941)	67,003	67,000
0.26%, dated:
12/26/13 due 1/2/14 (Collateralized by Equity Securities valued at $174,968,872)	162,008	162,000
12/27/13 due 1/3/14 (Collateralized by Equity Securities valued at $141,486,885)	131,007	131,000
0.28%, dated 12/30/13 due 1/6/14 (Collateralized by Equity Securities valued at $106,922,529)	99,005	99,000

	Maturity Amount (000s)	Value (000s)
UBS Securities LLC at 0.44%, dated:
10/8/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $87,571,952, 0.5% - 7.5%, 12/15/14 - 5/15/37)	$ 81,091	$ 81,000
10/15/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $60,538,528, 0.25% - 7.5%, 5/15/14 - 6/15/36)	56,063	56,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $7,023,000)		7,023,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $71,226,700)		71,226,700
NET OTHER ASSETS (LIABILITIES) - 1.0%		731,552
NET ASSETS - 100%		$ 71,958,252
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $769,957,000 or 1.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$8,615,345,000 due 1/02/14 at 0.02%
BNP Paribas Securities Corp.	$ 311,389
Bank of America NA	1,868,337
Barclays Capital, Inc.	934,168
Citibank NA	1,141,761
Credit Agricole CIB New York Branch	1,453,150
Credit Suisse Securities (USA) LLC	62,278
Deutsche Bank Securities, Inc.	166,074
HSBC Securities (USA), Inc.	518,982
ING Financial Markets LLC	456,704
J.P. Morgan Securities, Inc.	143,731
Merrill Lynch, Pierce, Fenner & Smith, Inc.	141,413
Morgan Stanley & Co., Inc.	489,521
RBC Capital Markets Corp.	83,037
Societe Generale	274,023
UBS Securities LLC	62,278
Wells Fargo Securities LLC	508,499
$ 8,615,345
$396,609,000 due 1/02/14 at 0.02%
BNP Paribas Securities Corp.	$ 292,200
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,525
Wells Fargo Securities LLC	67,884
$ 396,609
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $71,226,700,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2013

1.811324.109

TO-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Notes
1/15/14	0.03 to 0.10%	$ 695,233	$ 695,031
U.S. Treasury Obligations - 93.4%
U.S. Treasury Bills
1/2/14 to 7/3/14	0.01 to 0.14	8,514,436	8,513,250
U.S. Treasury Bonds
8/15/14	0.15	55,000	54,948
U.S. Treasury Notes
1/15/14 to 5/31/14	0.02 to 0.11	2,607,450	2,613,377
			11,181,575
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $11,876,606)	11,876,606
NET OTHER ASSETS (LIABILITIES) - 0.8%	98,737
NET ASSETS - 100%	$ 11,975,343
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $11,876,606,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2013

1.811333.109

DOM-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 32.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
Citibank NA
3/25/14 to 5/20/14	0.21 to 0.24%	$ 428,000	$ 428,000
Wells Fargo & Co.
3/28/14	0.19 (c)	116,000	116,000
			544,000
London Branch, Eurodollar, Foreign Banks - 2.8%
Commonwealth Bank of Australia
3/20/14	0.20	56,000	56,000
Mizuho Corporate Bank Ltd.
3/5/14	0.28	87,000	86,957
National Australia Bank Ltd.
3/5/14 to 4/8/14	0.19 to 0.25 (c)	940,000	940,000
			1,082,957
New York Branch, Yankee Dollar, Foreign Banks - 28.4%
Bank of Montreal Chicago CD Program
2/3/14 to 9/12/14	0.20 to 0.21 (c)	488,000	488,000
Bank of Nova Scotia
1/3/14 to 6/10/14	0.20 to 0.29 (c)	1,057,000	1,057,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/2/14 to 5/13/14	0.12 to 0.25 (c)	1,695,000	1,695,000
Canadian Imperial Bank of Commerce
6/2/14 to 9/12/14	0.22 to 0.29 (c)	895,000	895,000
Credit Suisse AG
2/10/14 to 7/9/14	0.30 to 0.32 (c)	926,000	926,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	50,000	50,000
Mizuho Corporate Bank Ltd.
1/23/14 to 4/17/14	0.25	1,219,000	1,219,000
Nordea Bank AB
4/14/14	0.20	415,000	415,000
Royal Bank of Canada
3/27/14 to 6/3/14	0.22 to 0.25 (c)	373,000	373,000
Skandinaviska Enskilda Banken
3/20/14	0.24	147,000	147,000
Sumitomo Mitsui Banking Corp.
1/2/14 to 6/16/14	0.22 to 0.31 (c)	1,925,000	1,925,000
Sumitomo Mitsui Trust Banking Ltd.
2/4/14 to 3/21/14	0.26 to 0.27	814,000	814,000
Toronto-Dominion Bank
2/18/14 to 9/10/14	0.21 to 0.25	492,000	492,000
UBS AG
4/30/14 to 7/11/14	0.26 to 0.29 (c)	597,000	597,000
			11,093,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $12,719,957)			12,719,957
Financial Company Commercial Paper - 7.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/5/14	0.24%	$ 30,000	$ 29,993
Barclays U.S. Funding Corp.
3/20/14	0.23	156,000	155,922
Commonwealth Bank of Australia
1/8/14	0.17	59,000	58,998
Credit Suisse AG
4/1/14 to 4/7/14	0.28	233,000	232,833
DNB Bank ASA
1/13/14 to 1/21/14	0.22	308,000	307,970
General Electric Capital Corp.
2/4/14 to 5/5/14	0.22 to 0.23	319,000	318,838
JPMorgan Chase & Co.
2/3/14 to 3/7/14	0.27 (c)	574,000	574,000
JPMorgan Securities LLC
5/23/14	0.30	300,000	299,645
Mitsubishi UFJ Trust & Banking Corp.
5/20/14	0.24	26,000	25,976
Nationwide Building Society
1/3/14 to 3/25/14	0.23 to 0.24	154,000	153,936
Oversea-Chinese Banking Corp. Ltd.
1/9/14 to 3/4/14	0.18 to 0.23	340,000	339,939
Skandinaviska Enskilda Banken AB
3/17/14 to 3/25/14	0.24	522,000	521,731
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $3,019,781)			3,019,781
Treasury Debt - 12.4%

U.S. Treasury Obligations - 12.4%
U.S. Treasury Bills
5/15/14 to 5/29/14	0.10	913,000	912,658
U.S. Treasury Notes
1/15/14 to 11/15/14	0.10 to 0.17	3,901,810	3,920,135
TOTAL TREASURY DEBT (Cost $4,832,793)			4,832,793
Other Note - 1.1%

Medium-Term Notes - 1.1%
Svenska Handelsbanken AB
6/13/14 to 6/27/14
(Cost $432,000)	0.27 to 0.28 (b)(c)	432,000	432,000
Variable Rate Demand Note - 0.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/14	0.17% (c)	$ 37,000	$ 37,000
District Of Columbia - 0.1%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, LOC JPMorgan Chase Bank, VRDN
1/7/14	0.05 (c)	34,800	34,800
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/14	0.17 (c)	25,155	25,155
Illinois - 0.0%
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
1/7/14	0.05 (c)	25,000	25,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
1/7/14	0.07 (c)(d)	25,000	25,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
1/7/14	0.03 (c)	1,300	1,300
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
1/7/14	0.07 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $168,255)			168,255
Government Agency Debt - 10.4%

Federal Agencies - 10.4%
Fannie Mae
9/11/14 to 10/21/15	0.15 (c)	643,000	642,898
Federal Home Loan Bank
2/21/14 to 11/14/14	0.08 to 0.25 (c)	1,939,000	1,938,771
Freddie Mac
3/27/14 to 10/16/15	0.15 to 0.17 (c)	1,453,000	1,452,853
TOTAL GOVERNMENT AGENCY DEBT (Cost $4,034,522)			4,034,522
Other Instrument - 1.0%

Corporate Bonds - 0.2%
International Bank for Reconstruction & Development
1/6/14	0.10	104,000	103,999

	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 0.8%
Australia & New Zealand Banking Group Ltd.
1/3/14	0.07%	$ 154,000	$ 154,000
Skandinaviska Enskilda Banken AB
1/2/14	0.01	147,000	147,000
			301,000
TOTAL OTHER INSTRUMENT (Cost $404,999)			404,999
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14
(Cost $203,477)	201,100	203,477
Government Agency Repurchase Agreement - 20.8%
	Maturity Amount (000s)
In a joint trading account at 0.02% dated 12/31/13 due 1/2/14:
(Collateralized by U.S. Government Obligations) #	$ 6,579,855	6,579,848
(Collateralized by U.S. Government Obligations) #	765,033	765,032
With:
Citibank NA at 0.04%, dated 12/31/13 due 1/7/14:
(Collateralized by U.S. Government Obligations valued at $119,341,099, 0.38% - 5%, 8/28/15 - 9/6/23)	117,001	117,000
(Collateralized by U.S. Government Obligations valued at $321,300,714, 2.17% - 5.5%, 6/1/26 - 10/1/43)	315,002	315,000
Credit Suisse Securities (U.S.A.) LLC at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $120,514,188, 4% - 8%, 3/25/21 - 8/20/42)	117,001	117,000
Goldman Sachs & Co. at 0.04%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $59,160,132, 2.5% - 3%, 2/1/27 - 5/1/28)	58,000	58,000
UBS Securities LLC at 0.05%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $161,710,450, 1.17% - 3.5%, 6/15/29 - 4/15/40)	157,002	157,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,108,880)		8,108,880
Treasury Repurchase Agreement - 7.7%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at 0.03%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $3,000,005,021, 2.13%, 8/15/21) (Cost $3,000,000)	$ 3,000,005	$ 3,000,000
Other Repurchase Agreement - 4.3%

Other Repurchase Agreement - 4.3%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.14%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $50,470,415, 2.45% - 2.9%, 10/16/47 - 10/16/53)	49,001	49,000
0.15%, dated 12/31/13 due 1/2/14 (Collateralized by Equity Securities valued at $88,562,852)	82,001	82,000
0.33%, dated 12/31/13 due 1/2/14 (Collateralized by Corporate Obligations valued at $16,200,975, 5.5% - 14%, 2/1/16 - 2/1/21)	15,000	15,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Corporate Obligations valued at $41,102,118, 0.27% - 7.94%, 5/15/24 - 2/15/51)	38,061	38,000
10/15/13 due 1/10/14 (Collateralized by Corporate Loan Obligations valued at $82,194,372, 0.22% - 7.7%, 5/15/27 - 10/17/48)	76,118	76,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $40,021,894, 0.31% - 5.73%, 10/25/34 - 6/15/49)	37,132	37,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $42,178,523, 0.28% - 6.05%, 5/15/24 - 12/25/59)	39,139	39,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $40,004,989, 0.28% - 6.05%, 7/25/36 - 12/10/49)	37,131	37,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $121,076,981, 0.16% - 1.57%, 12/15/20 - 4/25/47)	112,393	112,000

	Maturity Amount (000s)	Value (000s)
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.71%, dated 12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $82,120,545, 0.16% - 7.7%, 5/15/27 - 11/25/47)	$ 76,270	$ 76,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $17,338,255, 6.63% - 7.94%, 3/15/28 - 12/15/30)	16,060	16,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 11/8/13 due 3/31/14 (Collateralized by Equity Securities valued at $41,335,287)	38,078	38,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $89,211,808)	82,217	82,000
0.59%, dated 12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $82,642,744, 0.75% - 7.5%, 1/15/15 - 3/15/31)	76,149	76,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $80,538,010, 2% - 6%, 8/15/16 - 12/15/37)	74,148	74,000
0.62%, dated:
10/8/13 due 3/31/14 (Collateralized by Corporate Obligations valued at $83,821,812, 0.75% - 1.75%, 1/15/15 - 4/15/15)	77,278	77,000
12/18/13 due 5/16/14 (Collateralized by Corporate Obligations valued at $80,455,562, 3% - 6%, 10/15/14 - 12/31/39)	74,190	74,000
J.P. Morgan Securities, Inc. at:
0.15%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $60,771,608, 0.76% - 19.73%, 7/20/34 - 12/15/43)	59,002	59,000
0.61%, dated:
10/29/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $78,925,092, 0.35% - 1.43%, 11/20/35 - 8/25/47)	73,260	73,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $86,471,655, 0.32% - 5%, 3/25/35 - 2/20/47)	80,163	80,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.62%, dated:
10/7/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $143,850,336, 0.28% - 2.71%, 3/19/34 - 5/25/47)	$ 133,481	$ 133,000
11/13/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $81,067,181, 0.32% - 3.5%, 9/20/35 - 2/25/47)	75,350	75,000
0.65%, dated 7/19/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $211,229,099, 1.12% - 5.84%, 4/15/22 - 8/10/45)	195,947	195,000
RBC Capital Markets Co. at:
0.24%, dated 12/27/13 due 1/3/14 (Collateralized by U.S. Government Obligations valued at $29,792,559, 3% - 6.48%, 10/1/26 - 11/1/43)	29,001	29,000
0.31%, dated 12/23/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $51,504,435, 3% - 6.58%, 7/15/25 - 9/20/43)	50,039	50,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,692,000)		1,692,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $38,616,664)		38,616,664
NET OTHER ASSETS (LIABILITIES) - 1.0%		392,242
NET ASSETS - 100%		$ 39,008,906
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,000,000 or 1.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,579,848,000 due 1/02/14 at 0.02%
BNP Paribas Securities Corp.	$ 237,819
Bank of America NA	1,426,914
Barclays Capital, Inc.	713,458
Citibank NA	872,004
Credit Agricole CIB New York Branch	1,109,823
Credit Suisse Securities (USA) LLC	47,564
Deutsche Bank Securities, Inc.	126,837
HSBC Securities (USA), Inc.	396,365
ING Financial Markets LLC	348,802
J.P. Morgan Securities, Inc.	109,773
Merrill Lynch, Pierce, Fenner & Smith, Inc.	108,002
Morgan Stanley & Co., Inc.	373,865
RBC Capital Markets Corp.	63,418
Societe Generale	209,281
UBS Securities LLC	47,564
Wells Fargo Securities LLC	388,359
$ 6,579,848
$765,032,000 due 1/02/14 at 0.02%
BNP Paribas Securities Corp.	$ 563,634
Merrill Lynch, Pierce, Fenner & Smith, Inc.	70,454
Wells Fargo Securities LLC	130,944
$ 765,032
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $38,616,664,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014